UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3757

DREYFUS PREMIER CALIFORNIA AMT-FREE MUNICIPAL BOND FUND, INC. - Dreyfus California AMT-Free Municipal Bond Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	05/31
Date of reporting period:	8/31/11

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus California AMT-Free Municipal Bond Fund
August 31, 2011 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--97.9%	Rate (%)	Date	Amount ($)	Value ($)
California--89.8%
ABAG Finance Authority for
Nonprofit Corporations,
Revenue (San Diego Hospital
Association)	5.38	3/1/21	4,000,000	4,151,240
ABAG Finance Authority for
Nonprofit Corporations,
Revenue (Sharp HealthCare)	6.00	8/1/30	5,000,000	5,427,700
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue	5.25	4/1/24	17,580,000	19,925,875
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue	5.00	4/1/34	10,000,000	10,388,600
Brentwood Infrastructure Financing
Authority, Water Revenue	5.75	7/1/38	4,250,000	4,534,792
California,
Economic Recovery Bonds	5.00	7/1/20	10,000,000	11,741,000
California,
GO (Various Purpose)	5.50	4/1/19	4,455,000	5,401,376
California,
GO (Various Purpose)	5.25	2/1/23	13,000,000	15,152,280
California,
GO (Various Purpose)	5.00	11/1/23	5,000,000	5,573,200
California,
GO (Various Purpose)	5.25	3/1/30	15,000,000	15,760,350
California,
GO (Various Purpose)	5.75	4/1/31	4,500,000	4,892,445
California,
GO (Various Purpose)	6.00	3/1/33	3,000,000	3,390,690
California,
GO (Various Purpose)	6.50	4/1/33	30,000,000	34,661,400
California,
GO (Various Purpose)	5.50	11/1/35	10,000,000	10,532,400
California,
GO (Various Purpose)	5.50	3/1/40	17,500,000	18,229,050
California,
GO (Various Purpose) (Insured;
Assured Guaranty Municipal
Corp.)	5.25	2/1/18	5,055,000	6,003,823
California Department of Veteran
Affairs, Home Purchase Revenue	5.20	12/1/28	7,530,000	7,560,948
California Department of Water
Resources, Power Supply Revenue	5.00	5/1/21	7,500,000	8,581,125
California Department of Water
Resources, Power Supply Revenue	5.00	5/1/21	10,000,000	11,827,400

California Department of Water
Resources, Water System
Revenue (Central Valley
Project)	5.00	12/1/26	7,500,000		8,296,575
California Department of Water
Resources, Water System
Revenue (Central Valley
Project)	5.00	12/1/27	11,600,000		12,714,064
California Department of Water
Resources, Water System
Revenue (Central Valley
Project) (Prerefunded)	5.50	12/1/11	225,000	a	228,024
California Educational Facilities
Authority, Revenue (Pooled
College and University
Projects)	5.63	7/1/23	135,000		173,578
California Educational Facilities
Authority, Revenue (Pooled
College and University
Projects)	5.63	7/1/23	210,000		175,524
California Educational Facilities
Authority, Revenue (University
of Southern California)	5.25	10/1/38	5,000,000		5,367,700
California Health Facilities
Financing Authority, Health
Facility Revenue (Adventist
Health System/West)	5.00	3/1/17	870,000		899,180
California Health Facilities
Financing Authority, Health
Facility Revenue (Adventist
Health System/West)	5.00	3/1/18	1,000,000		1,028,010
California Health Facilities
Financing Authority, Revenue
(Catholic Healthcare West)	5.63	7/1/32	5,875,000		5,990,972
California Health Facilities
Financing Authority, Revenue
(Scripps Health)	5.00	11/15/36	12,525,000		12,549,173
California Health Facilities
Financing Authority, Revenue
(Sutter Health)	5.25	8/15/22	6,000,000		6,586,080
California Health Facilities
Financing Authority, Revenue
(Sutter Health)	6.25	8/15/35	7,465,000		7,471,719
California Housing Finance Agency,
Home Mortgage Revenue	5.50	8/1/38	16,195,000		15,180,869
California Infrastructure and
Economic Development Bank,
Revenue (Performing Arts
Center of Los Angeles County)	5.00	12/1/27	1,000,000		1,029,650
California Municipal Finance
Authority, COP (Community
Hospitals of Central
California Obligated Group)	5.25	2/1/27	6,750,000		6,354,990
California Pollution Control
Financing Authority, PCR (San
Diego Gas and Electric

Company) (Insured; National
Public Finance Guarantee Corp.)	5.90	6/1/14	10,000,000		11,252,700
California Pollution Control
Financing Authority, Revenue
(San Jose Water Company
Project)	5.10	6/1/40	5,500,000		5,434,110
California Pollution Control
Financing Authority, Water
Facilities Revenue (American
Water Capital Corporation
Project)	5.25	8/1/40	7,500,000	b	7,261,350
California State Public Works Board,
LR (Department of Corrections,
Calipatria State Prison,
Imperial County) (Insured;
National Public Finance
Guarantee Corp.)	6.50	9/1/17	13,000,000		14,488,240
California State Public Works Board,
LR (Department of Health
Services-Richmond Laboratory,
Phase III Office Building)
(Insured; XLCA)	5.00	11/1/19	1,680,000		1,790,594
California State Public Works Board,
LR (Various University of
California Projects)	5.50	6/1/14	3,810,000		4,052,697
California State Public Works
Board, LR (The Regents of the
University of California)
(Various University of
California Projects) (Insured;
National Public Finance
Guarantee Corp.)	5.25	6/1/23	4,400,000		5,141,884
California State University
Fresno Association Inc.,
Auxiliary Organization Event
Center Revenue (Prerefunded)	6.00	7/1/12	5,250,000	a	5,535,915
California State University
Trustees, Systemwide Revenue	5.00	11/1/27	2,510,000		2,633,743
California State University
Trustees, Systemwide Revenue	5.00	11/1/28	5,000,000		5,216,900
California State University
Trustees, Systemwide Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	11/1/26	7,385,000		7,739,111
California Statewide Communities
Development Authority, COP
(The Internext Group)	5.38	4/1/30	20,000,000		17,969,400
California Statewide Communities
Development Authority, Health
Facility Revenue (Adventist
Health System/West)	5.00	3/1/35	7,380,000		7,027,310
California Statewide Communities
Development Authority, Insured
Revenue (Saint Joseph Health
System) (Insured; FGIC)	5.75	7/1/47	10,000,000		10,081,100
California Statewide Communities
Development Authority, Insured

Revenue (Saint Joseph Health
System) (Insured; National
Public Finance Guarantee Corp.)	5.13	7/1/24	5,000,000	5,238,700
California Statewide Communities
Development Authority, Revenue
(Cottage Health System
Obligated Group)	5.25	11/1/30	3,750,000	3,820,762
California Statewide Communities
Development Authority, Revenue
(Cottage Health System
Obligated Group)	5.00	11/1/40	11,940,000	11,359,238
California Statewide Communities
Development Authority, Revenue
(Daughters of Charity Health
System)	5.25	7/1/24	7,205,000	6,652,665
California Statewide Communities
Development Authority, Revenue
(Inland Regional Center
Project)	5.25	12/1/27	9,000,000	8,665,920
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	5.50	11/1/32	13,500,000	13,566,960
California Statewide Communities
Development Authority, Revenue
(Saint Ignatius College
Preparatory) (Insured; AMBAC)	5.00	6/1/32	5,635,000	5,659,738
California Statewide Communities
Development Authority, Revenue
(Sutter Health)	5.00	8/15/22	2,000,000	2,205,120
California Statewide Communities
Development Authority, Revenue
(Sutter Health)	5.50	8/15/28	7,000,000	7,050,260
California Statewide Communities
Development Authority, Revenue
(The California Endowment)	5.25	7/1/20	2,280,000	2,455,560
California Statewide Communities
Development Authority, School
Facility Revenue (Aspire
Public Schools)	6.00	7/1/40	10,000,000	9,551,400
California Statewide Communties
Development Authority, School
Facility Revenue (Aspire
Public Schools)	6.38	7/1/45	3,000,000	2,970,900
California Statewide Communities
Development Authority, Student
Housing Revenue (CHF-Irvine,
LLC-UCI East Campus
Apartments, Phase II)	5.75	5/15/32	4,500,000	4,361,985
Capistrano Unified School District
(Ladera) Community Facilities
District Number 98-2, Special
Tax Bonds (Insured; National
Public Finance Guarantee Corp.)	5.00	9/1/19	3,545,000	3,664,254
Capistrano Unified School
District, School Facilities
Improvement District Number 1
(Insured; National Public

Finance Guarantee Corp.)	6.00	8/1/24	2,075,000		2,082,408
Carson Redevelopment Agency,
Tax Allocation Revenue
(Redevelopment Project Area
Number 1) (Insured; National
Public Finance Guarantee Corp.)	5.50	10/1/13	1,000,000		1,055,870
Chabot-Las Positas Community
College District, GO (Insured;
AMBAC)	0.00	8/1/22	3,000,000	c	1,727,370
Chino Valley Unified School
District, GO (Insured;
National Public Finance
Guarantee Corp.)	5.25	8/1/30	10,000,000		10,410,000
Coast Community College District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0/5.00	8/1/29	15,565,000	d	14,397,936
Compton Public Finance Authority,
LR (Various Capital Projects)
(Insured; AMBAC)	5.25	9/1/27	13,355,000		11,770,162
Delano,
COP (Delano Regional Medical
Center)	5.25	1/1/18	10,150,000		10,156,801
Foothill-De Anza Community College
District, GO (Insured; AMBAC)	5.00	8/1/22	10,350,000		11,469,042
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue	5.75	1/15/40	1,745,000		1,559,803
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.25	1/15/12	4,550,000		4,551,593
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.13	1/15/19	2,000,000		1,947,240
Fullerton Community Facilities
District Number 1, Special Tax
Revenue (Amerige Heights)	6.20	9/1/32	2,500,000		2,535,975
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds (Insured;
Assured Guaranty Municipal
Corp.)	4.55	6/1/22	1,725,000		1,670,680
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/27	24,160,000		18,816,774
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/33	10,000,000		7,000,600
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds

(Prerefunded)	6.75	6/1/13	13,770,000	a	15,277,264
Grossmont Union High School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	8/1/21	4,375,000	c	2,783,594
Grossmont Union High School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	8/1/22	4,605,000	c	2,737,626
Grossmont Union High School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	8/1/23	4,850,000	c	2,661,098
Grossmont Union High School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	8/1/26	3,265,000	c	1,359,644
Kaweah Delta Health Care District,
Revenue (Prerefunded)	6.00	8/1/12	9,000,000	a	9,647,190
Lincoln Community Facilities
District Number 2003-1,
Special Tax Bonds (Lincoln
Crossing Project) (Prerefunded)	5.65	9/1/13	1,125,000	a	1,257,300
Los Angeles,
Wastewater System Revenue
(Insured; National Public
Finance Guarantee Corp.)	4.75	6/1/35	6,800,000		6,868,136
Los Angeles Department of
Airports, Senior Revenue (Los
Angeles International Airport)	5.00	5/15/29	3,915,000		4,174,995
Los Angeles Department of
Airports, Senior Revenue (Los
Angeles International Airport)	5.25	5/15/29	16,090,000		17,317,506
Los Angeles Department of
Airports, Senior Revenue (Los
Angeles International Airport)	5.00	5/15/35	25,000,000		25,754,250
Los Angeles Harbor Department,
Revenue	5.25	8/1/25	26,055,000		29,236,837
Los Angeles Unified School
District, GO (Insured;
National Public Finance
Guarantee Corp.)	5.75	7/1/15	3,000,000		3,530,220
Metropolitan Water District of
Southern California, Water
Revenue	5.00	1/1/39	5,000,000		5,277,400
Midpeninsula Regional Open Space
District Financing Authority,
Revenue (Insured; AMBAC)	0.00	9/1/15	2,825,000	c	2,723,159
Murrieta Valley Unified School
District, GO (Insured;
National Public Finance
Guarantee Corp.)	0.00	9/1/21	4,950,000	c	2,982,771
Natomas Unified School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.95	9/1/21	2,500,000		2,755,675
Northern California Power Agency,
Revenue (Hydroelectric Project
Number 1) (Insured; AMBAC)
(Prerefunded)	7.00	1/1/16	670,000	a	831,189

Northern California Power Agency,
Revenue (Hydroelectric Project
Number 1) (Insured; AMBAC)
(Prerefunded)	7.50	7/1/21	375,000	a	512,876
Northern California Power Agency,
Revenue (Hydroelectric Project
Number 1) (Insured; National
Public Finance Guarantee Corp.)	6.30	7/1/18	26,400,000		30,495,696
Orange County Community Facilities
District (Landera Ranch)
Special Tax Number 3	5.63	8/15/34	4,000,000		3,959,200
Pomona Redevelopment Agency,
Tax Allocation Revenue (West
Holt Avenue Redevelopment
Project)	5.50	5/1/32	3,000,000		2,981,430
Poway Unified School District,
School Facilities Improvement
District Number 2007-1, GO	0.00	8/1/35	12,850,000		2,861,310
Rancho Mirage Joint Powers
Financing Authority, Revenue
(Eisenhower Medical Center)
(Prerefunded)	5.63	7/1/14	10,430,000	a	11,949,442
Riverside County Public Financing
Authority, Tax Allocation
Revenue (Redevelopment
Projects) (Insured; XLCA)	5.25	10/1/18	1,275,000		1,290,122
Sacramento County,
Airport System Senior Revenue	5.00	7/1/24	5,090,000		5,462,232
Sacramento County,
Airport System Senior Revenue	5.13	7/1/25	5,890,000		6,208,590
Sacramento County,
Airport System Senior Revenue	5.00	7/1/40	5,000,000		4,988,300
Sacramento County Sanitation
Districts Financing Authority,
Revenue (Sacramento Regional
County Sanitation District)	5.00	12/1/26	7,000,000		7,779,520
Sacramento County Water Financing
Authority, Revenue (Sacramento
County Water Agency Zones 40
and 41 Water System Project)
(Insured; National Public
Finance Guarantee Corp.)	5.00	6/1/25	8,500,000		9,142,345
Sacramento Municipal Utility
District, Electric Revenue
(Insured; National Public
Finance Guarantee Corp.)	6.50	9/1/13	5,360,000		5,580,993
San Bernardino County,
COP (Capital Facilities
Project)	6.88	8/1/24	5,000,000		6,831,750
San Diego County,
COP (Burnham Institute for
Medical Research)	5.00	9/1/24	2,265,000		2,116,846
San Diego County,
COP (Burnham Institute for
Medical Research)	5.00	9/1/34	9,880,000		8,394,443
San Diego County Regional Airport

Authority, Subordinate Airport
Revenue	5.00	7/1/34	6,000,000		6,033,660
San Diego Public Facilities
Financing Authority, Senior
Sewer Revenue	5.25	5/15/34	6,045,000		6,391,499
San Diego Public Facilities
Financing Authority, Water
Revenue	5.25	8/1/28	6,000,000		6,632,040
San Diego Unified School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.25	7/1/16	1,465,000		1,600,234
San Francisco City and County
Airport Commission, San Francisco
International Airport Second Series
Revenue	5.00	5/1/23	6,775,000		7,625,127
San Francisco City and County
Airport Commission, San
Francisco International
Airport Second Series Revenue
(Issue 32F) (Insured; National
Public Finance Guarantee Corp.)	5.00	5/1/21	1,000,000		1,085,500
San Francisco City and County
Airport Commission, San
Francisco International
Airport Second Series Revenue
(Issue 34D)	5.25	5/1/26	4,000,000		4,274,160
San Francisco City and County
Public Utilities Commission,
San Francisco Water Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	11/1/24	13,185,000		14,137,616
San Francisco City and County
Redevelopment Agency,
Community Facilities District
Number 6 (Mission Bay South
Public Improvements)	0.00	8/1/18	445,000	c	296,245
San Francisco City and County
Redevelopment Agency,
Community Facilities District
Number 6 (Mission Bay South
Public Improvements)	0.00	8/1/21	500,000	c	261,855
Sequoia Union High School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/24	2,695,000		2,876,913
Simi Valley School Financing
Authority, GO Revenue (Simi
Valley Unified School
District, GO Bond) (Insured;
Assured Guaranty Municipal
Corp.)	5.00	8/1/27	6,500,000		7,008,300
Southern California Public Power
Authority, Revenue (Canyon
Power Project)	5.25	7/1/27	7,485,000		8,284,623
Southern California Public Power
Authority, Revenue (Linden
Wind Energy Project)	5.00	7/1/27	5,830,000		6,262,178

Southern California Public Power
Authority, Revenue (Linden
Wind Energy Project)	5.00	7/1/28	3,145,000		3,356,407
Southern California Public Power
Authority, Revenue (Linden
Wind Energy Project)	5.00	7/1/29	2,230,000		2,362,930
Southern California Public Power
Authority, Revenue (Milford
Wind Corridor Phase I Project)	5.00	7/1/29	11,865,000		12,538,813
Southern California Public Power
Authority, Revenue (Windy
Point/Windy Flats Project)	5.00	7/1/27	13,765,000		14,785,399
Tobacco Securitization Authority
of Northern California,
Tobacco Settlement
Asset-Backed Bonds (Sacramento
County Tobacco Securitization
Corporation)	5.38	6/1/38	20,000,000		13,592,000
Tobacco Securitization Authority
of Southern California,
Tobacco Settlement
Asset-Backed Bonds (San Diego
County Tobacco Asset
Securitization Corporation)	4.75	6/1/25	1,880,000		1,556,715
Torrance,
Revenue (Torrance Memorial
Medical Center)	5.00	9/1/40	3,000,000		2,841,960
Torrance Redevelopment Agency,
Tax Allocation Revenue	5.63	9/1/28	500,000		437,900
Tuolumne Wind Project Authority,
Revenue (Tuolumne Company
Project)	5.63	1/1/29	8,000,000		8,744,320
Turlock Irrigation District,
Revenue	5.00	1/1/25	5,610,000		6,022,447
Turlock Irrigation District,
Revenue	5.00	1/1/26	8,120,000		8,651,698
University of California Regents,
General Revenue	5.00	5/15/21	15,000,000		18,015,750
University of California Regents,
General Revenue	5.25	5/15/28	10,000,000		10,917,100
University of California Regents,
General Revenue	5.75	5/15/31	8,000,000		9,104,720
University of California Regents,
Medical Center Pooled Revenue	5.25	5/15/19	10,000,000		11,216,900
West Covina Redevelopment Agency,
Community Facilities District,
Special Tax Revenue (Fashion
Plaza)	6.00	9/1/17	5,490,000		6,075,509
West Covina Redevelopment Agency,
Community Facilities District,
Special Tax Revenue (Fashion
Plaza)	6.00	9/1/22	10,275,000		11,601,708
West Kern Community College
District, GO (Insured; XLCA)	0.00	11/1/20	1,000,000	c	635,400
Whittier,

Health Facility Revenue
(Presbyterian Intercommunity
Hospital) (Prerefunded)	5.75	6/1/12	1,090,000	a	1,146,233
U.S. Related--8.1%
Government of Guam,
GO	6.75	11/15/29	2,500,000		2,578,025
Government of Guam,
LOR (Section 30)	5.63	12/1/29	2,850,000		2,896,712
Guam,
Hotel Occupancy Tax Revenue	6.00	11/1/26	3,300,000		3,524,169
Guam Waterworks Authority,
Water and Wastewater System
Revenue	5.63	7/1/40	2,000,000		1,844,960
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/22	2,000,000		2,046,060
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/22	4,000,000		4,293,320
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/28	6,040,000		6,029,370
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/28	5,000,000		5,082,650
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/30	10,000,000		10,124,900
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured;
Assured Guaranty Municipal
Corp.)	6.25	7/1/16	3,000,000		3,489,750
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	7/1/13	3,115,000		3,254,085
Puerto Rico Industrial, Tourist,
Educational, Medical and
Environmental Control
Facilities Financing
Authority, HR (Hospital
Auxilio Mutuo Obligated Group
Project)	6.00	7/1/33	2,450,000		2,521,246
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/28	10,200,000		10,650,636
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	5,000,000		5,043,550
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.38	8/1/39	4,500,000		4,878,810
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	7,500,000		7,939,800
University of Puerto Rico,

University System Revenue	5.00	6/1/23	10,000,000		10,063,500
Virgin Islands Public Finance
Authority, Revenue	7.30	10/1/18	2,840,000		3,482,976
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Matching Fund Loan
Notes)	5.00	10/1/25	5,000,000		5,011,300
Total Long-Term Municipal Investments
(cost $1,104,850,152)					1,140,643,199
Short-Term Municipal	Coupon	Maturity	Principal
Investments--.8%	Rate (%)	Date	Amount ($)		Value ($)
California;
California,
Economic Recovery Bonds (LOC;
JPMorgan Chase Bank)	0.10	9/1/11	1,700,000	e	1,700,000
California,
GO Notes
(Kindergarten-University)
(LOC: California State
Teachers Retirement System and
Citibank NA)	0.08	9/1/11	200,000	e	200,000
California,
GO Notes
(Kindergarten-University)
(LOC; Citibank NA)	0.10	9/1/11	300,000	e	300,000
Irvine Assessment District Number
03-19, Limited Obligation
Improvement Bonds (LOC:
California State Teachers
Retirement System and U.S.
Bank NA)	0.14	9/1/11	3,200,000	e	3,200,000
Irvine Ranch Water District,
GO Notes (Improvement District
Numbers 105, 140, 240 and 250)
(LOC; Bank of America)	0.13	9/1/11	600,000	e	600,000
Irvine Ranch Water District,
GO Notes (Improvement District
Numbers 105, 112, 113, 121,
130, 140, 161, 182, 184, 186,
188, 212, 213, 221, 230, 240,
250, 261, 282, 284, 286 and					0
288) (LOC; Bank of America)	0.10	9/1/11	3,200,000	e	3,200,000
Irvine Ranch Water District,
GO Notes (Improvement District
Numbers 140, 186, 188 and 240)
(LOC; Bank of America)	0.13	9/1/11	500,000	e	500,000
Total Short-Term Municipal Investments
(cost $9,700,000)					9,700,000
Total Investments (cost $1,114,550,152)			98.7%		1,150,343,199
Cash and Receivables (Net)			1.3%		14,590,051
Net Assets			100.0%		1,164,933,250

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2011, this security was valued at $7,261,350 or 0.6% of net assets.
c	Security issued with a zero coupon. Income is recognized through the accretion of discount.
d	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
e	Variable rate demand note - rate shown is the interest rate in effect at August 31, 2011. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At August 31, 2011, the aggregate cost of investment securities for income tax purposes was $1,114,550,152. Net unrealized appreciation on investments was $35,793,047 of which $53,942,587 related to appreciated investment securities and $18,149,540 related to depreciated investment securities.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue

TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The following is a summary of the inputs used as of August 31, 2011 in valuing the fund's investments:

Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	1,150,343,199	-	1,150,343,199

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available,

or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PREMIER CALIFORNIA AMT-FREE MUNICIPAL BOND FUND, INC.

-          Dreyfus California AMT-Free Municipal Bond Fund

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	October 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	October 24, 2011

By: /s/ James Windels
James Windels Treasurer
Date:	October 24, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)